Clipper Fund
September 30, 2025

CLIPPER FUNDSM
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.11%)
COMMUNICATION SERVICES – (16.05%)
Media & Entertainment – (16.05%)
Alphabet Inc., Class A	329,766	$80,166,115
ASAC II L.P. *(a)(b)(c)	407,313	420,347
Meta Platforms, Inc., Class A	134,914	99,078,143
Pinterest, Inc., Class A *	665,000	21,393,050
Total Communication Services		201,057,655
CONSUMER DISCRETIONARY – (13.50%)
Consumer Discretionary Distribution & Retail – (5.97%)
Amazon.com, Inc. *	188,529	41,395,313
Naspers Ltd. - N (South Africa)	92,160	33,377,609
		74,772,922
Consumer Services – (7.53%)
MGM Resorts International *	1,818,810	63,039,954
Restaurant Brands International Inc. (Canada)	293,600	18,831,504
Trip.com Group Ltd., ADR (China)	166,040	12,486,208
		94,357,666
Total Consumer Discretionary		169,130,588
CONSUMER STAPLES – (3.16%)
Food, Beverage & Tobacco – (3.16%)
Tyson Foods, Inc., Class A	727,791	39,519,051
Total Consumer Staples		39,519,051
ENERGY – (5.64%)
ConocoPhillips	159,800	15,115,482
Coterra Energy Inc.	1,339,140	31,670,661
Tourmaline Oil Corp. (Canada)	553,770	23,882,500
Total Energy		70,668,643
FINANCIALS – (33.12%)
Banks – (10.29%)
Danske Bank A/S (Denmark)	658,821	28,070,652
U.S. Bancorp	1,420,850	68,669,680
Wells Fargo & Co.	384,206	32,204,147
		128,944,479
Financial Services – (14.60%)
Consumer Finance – (8.88%)
Capital One Financial Corp.	523,334	111,250,342
Financial Services – (5.72%)
Berkshire Hathaway Inc., Class A *	95	71,649,000
		182,899,342
Insurance – (8.23%)
Life & Health Insurance – (1.78%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,280,000	22,359,948
Property & Casualty Insurance – (6.45%)
Markel Group Inc. *	42,257	80,768,340
		103,128,288
Total Financials		414,972,109
HEALTH CARE – (12.58%)
Health Care Equipment & Services – (9.96%)
Cigna Group	38,660	11,143,745
CVS Health Corp.	781,360	58,906,731
Humana Inc.	29,470	7,667,210
Solventum Corp. *	295,500	21,571,500
UnitedHealth Group Inc.	73,910	25,521,123
		124,810,309
Pharmaceuticals, Biotechnology & Life Sciences – (2.62%)
Viatris Inc.	3,314,190	32,810,481
Total Health Care		157,620,790
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (2.95%)
Capital Goods – (1.88%)
AGCO Corp.	116,310	$12,453,312
Owens Corning	78,250	11,069,245
		23,522,557
Transportation – (1.07%)
DiDi Global Inc., Class A, ADS (China) *	2,168,852	13,490,259
Total Industrials		37,012,816
INFORMATION TECHNOLOGY – (8.23%)
Semiconductors & Semiconductor Equipment – (6.08%)
Applied Materials, Inc.	371,843	76,131,136
Technology Hardware & Equipment – (2.15%)
Samsung Electronics Co., Ltd. (South Korea)	450,750	26,954,082
Total Information Technology		103,085,218
MATERIALS – (1.88%)
Teck Resources Ltd., Class B (Canada)	536,670	23,554,446
Total Materials		23,554,446
TOTAL COMMON STOCK – (Identified cost $706,467,800)		1,216,621,316

	Principal	Value
SHORT-TERM INVESTMENTS – (3.06%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (d)	$7,844,000	$7,844,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.20%, 10/01/25 (e)	30,552,000	30,552,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $38,396,000)		38,396,000
Total Investments – (100.17%) – (Identified cost $744,863,800)		1,255,017,316
Liabilities Less Other Assets – (0.17%)		(2,154,057)
Net Assets – (100.00%)		$1,252,863,259

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $420,347 or 0.03% of the Fund's net assets as of September 30, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 09/30/25, repurchase value of $7,844,915 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 0.00%- 6.523%, 01/15/30-11/01/50, total fair value $8,000,880).
(e)
Dated 09/30/25, repurchase value of $30,555,564 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/25/25-05/15/64, total fair value $31,163,040).

Please refer to “Notes to Schedule of Investments” on page 2 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

CLIPPER FUNDSM
Notes to Schedule of Investments
September 30, 2025 (Unaudited)
Security Valuation - The Fund’s Board of Trustees has designated Davis Selected Advisers, L.P. (“Adviser”), the Fund's investment adviser, as the valuation designee for the Fund. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Fund. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Fund’s investments.
Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
	Level 1: Quoted Prices	Level 2: Other Significant Observable Inputs	Level 3: Significant Unobservable Inputs	Total
Common Stock:
Communication Services	$200,637,308	$–	$420,347	$201,057,655
Consumer Discretionary	169,130,588	–	–	169,130,588
Consumer Staples	39,519,051	–	–	39,519,051
Energy	70,668,643	–	–	70,668,643
Financials	414,972,109	–	–	414,972,109
Health Care	157,620,790	–	–	157,620,790
Industrials	37,012,816	–	–	37,012,816
Information Technology	103,085,218	–	–	103,085,218
Materials	23,554,446	–	–	23,554,446
Short-Term Investments	–	38,396,000	–	38,396,000
Total Investments	$1,216,200,969	$38,396,000	$420,347	$1,255,017,316
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2025 was $31,648. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at September 30, 2025
Investments in Securities:
Common Stock	$388,699	$–	$–	$31,648	$–	$–	$–	$420,347
Total Level 3	$388,699	$–	$–	$31,648	$–	$–	$–	$420,347

CLIPPER FUNDSM
Notes to Schedule of Investments - (Continued)
September 30, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at September 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Investments in Securities:
Common Stock	$420,347	Income Approach / Discounted Cash Flow	Annualized Yield	4.652%	Decrease
Total Level 3	$420,347
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At September 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Cost	$750,827,417

Unrealized appreciation	551,252,838
Unrealized depreciation	(47,062,939)
Net unrealized appreciation	$504,189,899